RELATED PARTY TRANSACTIONS (Details Narrative) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Professional fees	$ 1,751,478	$ 767,376	$ 3,462,650	$ 1,503,905
Amounts payable, related party transactions	142,415		142,415		$ 475,628
Business Service Agreement [Member] | Business Instincts Group [Member]
IfrsStatementLineItems [Line Items]
Professional fees			198,600	119,750
Consultant Agreement [Member] | Alberta Ltd [Member]
IfrsStatementLineItems [Line Items]
Professional fees			190,225	$ 84,150
Amounts payable, related party transactions	73,500		73,500		321,741
Executive Agreement [Member] | Scott Larson [Member]
IfrsStatementLineItems [Line Items]
Professional fees			143,191
Amounts payable, related party transactions	$ 58,915		$ 58,915		$ 153,887